Fair Value Measurements - Fair Value Hierarchy (Detail) - Level 2 - USD ($) $ in Thousands	Oct. 31, 2020	Feb. 01, 2020	Nov. 02, 2019	Feb. 02, 2019
Assets
Interest rate swap	$ 0	$ 0	$ 190
Liabilities
Interest rate swap	$ 5,882	8,106	$ 7,685
New Academy Holding Company, LLC
Assets
Interest rate swap		0		$ 8,741
Liabilities
Interest rate swap		$ 8,106		$ 333